Related Party Matters	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Matters	Related Party Matters
Emerald Health Sciences
In January 2018, the Company entered into a securities purchase agreement with Sciences pursuant to which Sciences purchased a majority of the equity interest in the Company, resulting in a change in control (the "Emerald Financing"). While Sciences no longer maintains a controlling interest in the Company, MFDI has significant influence over Sciences and has been issued the Convertible Note from the Company (Note 6) and participated in the August 2023 PIPE Financing (Note 7). As of December 31, 2023, the Amended Credit Agreement has been extinguished and all of the warrants held by Sciences were exercised pursuant to the MTA (Notes 5 & 6).
On May 18, 2022, Jim Heppell resigned from the Company's board of directors and concurrently entered into a consulting agreement with the Company pursuant to which Mr. Heppell will provide services mutually agreed upon by the Company. The consulting agreement has an initial minimum term of one-year and will be automatically renewed for a one-year period on the anniversary of the contract unless terminated with 60 days' notice. Under the consulting agreement, Mr. Heppell is entitled to a monthly fee of $6,300, which was increased to $16,600 per month upon the closing of the EHT Acquisition. The consulting agreement provided Mr. Heppell with a termination payment of $74,700 on March 1, 2023, equal to the monthly fees through the then-remaining term of the agreement if Mr. Heppell’s engagement was terminated by the Company without cause. In addition, Mr. Heppell was awarded 16,000 stock options which are subject to certain performance and other conditions. On February 9, 2023, the Company provided notice and terminated the consulting agreement with Mr. Heppell effective March 11, 2023 and effective March 10, 2023, Mr. Heppell was removed from the Board of Sciences and no longer serves as Sciences CEO. During the year ended December 31, 2023, the first tranche of stock options issued to Mr. Heppell were cancelled, unexercised, and the second tranche of stock options were cancelled upon the closing of the Verdélite SPA.
The Company accounted for the consulting contract as an in-substance severance arrangement. During the year ended December 31, 2023, no severance expense was recognized. The Company recognized $139,615 in severance expense during the year ended December 31, 2022. The accrual for Mr. Heppell's severance was adjusted to include the increased fee payments when the Company closed the EHT Acquisition. As of December 31, 2022, the Company recognized $16,600, in accounts payable - related party and $75,503 in other current liabilities - related party under this consulting agreement.
As of December 31, 2023, the Company no longer has any obligations or business relationship with Mr. Heppell.
VivaCell Biotechnology España, S.L.U (formerly known as Emerald Health Biotechnology España, S.L.U.)
In 2021, the Company entered into two separate Agreements pursuant to a Master Services Agreement with VivaCell Biotechnology España, S.L.U (“VivaCell”), a subsidiary of Emerald Health Research, Inc., which is 100%-owned by Sciences. Under the Agreements, VivaCell will provide research and development services pursuant to agreed-upon project plans for the research and development of SBI-200 and the preclinical development services for novel derivatives. Payment for services are based on the negotiated amounts for the completion of agreed upon objectives as provided in the Agreements. The Company did not incur any expenses for the year ended December 31, 2023. For the year ended December 31, 2022, the Company incurred $87,927 in expenses under the Agreement.
In 2021, the Company entered into an Exclusive Sponsored Research Agreement (the “ESRA”) with VivaCell to fund certain research and development programs. The Company will have the right to use all data, products, and information, including intellectual property, which are generated in the performance of the research under each and all projects funded by the Company pursuant to the ESRA. VivaCell assigns and agrees to assign to the Company all rights to any intellectual property created or reduced-to-practice under or as a part of a project funded by the Company pursuant to the ESRA.
The Company has agreed to pay to VivaCell a royalty based on any and all licensing revenue or other consideration paid to the Company by a third-party licensee, assignee or purchaser of intellectual property rights created under the ESRA. For the years ended December 31, 2023 and 2022, the Company incurred $50,000 and $200,000, respectively, in research and development expenses related to the retainer under the ESRA. As of December 31, 2023 and 2022, the Company has recognized $0 and $50,000 in accounts payable - related parties, respectively, related to the retainer under the ESRA.
On March 1, 2022, the Company entered into a research project with VivaCell under the ESRA Agreement for the development of a screening platform for anteroposterior ocular diseases. The project budget is $190,500. For the years ended December 31, 2023 and 2022, the Company incurred $39,167 and $167,000, respectively, of research and development expenses under the ESRA. As of December 31, 2023 and 2022, the Company recognized $0 and $7,835 in other current liabilities, and $0 and $47,001 in accounts payable- related parties under this agreement.
On May 8, 2023, the Company terminated the ESRA effective March 31, 2023, and Vivacell waived the required notice period under the ESRA.
Management Conflicts
Until the date of the EHT Acquisition, the Company's CEO, Punit Dhillon, was a board member of the Company and EHT (Note 3).
On February 28, 2022, the Company entered into a standard consulting agreement with the CEO's brother to assist with diligence on the EHT Acquisition due to his knowledge and expertise as a former executive of EHT. Compensation under the agreement is for a rate of approximately $73 per hour. The consulting agreement may be terminated by either party upon providing 15 days of advance notice. For the years ended December 31, 2023 and 2022, the Company incurred $35,087 and $46,684, respectively, in consulting expenses under this agreement. As of December 31, 2023 and 2022, the Company recorded $0 and $12,511 to other current liabilities - related parties related to this consulting agreement. Effective June 30, 2023, this contract was terminated.